Business Segment Information (Reportable Segment Information Derived from Internal Management Reporting Systems, on Basis of Japanese GAAP) (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits and net gains (losses) related to ETFs and others	¥ 1,051.5	¥ 981.2
Exchange Traded Funds
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits and net gains (losses) related to ETFs and others	39.9	21.4
Global Markets Company [Member] | Exchange Traded Funds
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits and net gains (losses) related to ETFs and others	¥ 33.6	¥ 13.9